STOCK-BASED COMPENSATION PLANS - Parent corporation exercise price range of options (Details) - Parent corporation stock option plan	Dec. 31, 2018 CAD ($) Y
Range of exercise price
Weighted average years to maturity | Y	5.82
Minimum
Range of exercise price
Exercise price of outstanding share options	$ 57.35
Maximum
Range of exercise price
Exercise price of outstanding share options	$ 70.56